share-based compensation - TELUS Corporation share options (Details) - TELUS Corporation share options	12 Months Ended
	Dec. 31, 2019 CAD ($) EquityInstruments $ / shares	Dec. 31, 2018 CAD ($) EquityInstruments $ / shares
share-based compensation
Share options granted | $	0	0
Number of share options outstanding, beginning of period | EquityInstruments	326,164	740,471
Number of share options exercised | EquityInstruments	(323,448)	(402,528)
Number of share options forfeited | EquityInstruments	(456)	(2,046)
Number of share options expired | EquityInstruments	(2,260)	(9,733)
Number of share options outstanding, end of period | EquityInstruments	0	326,164
Weighted average share price of options outstanding, beginning of period	$ 29.22	$ 26.99
Weighted average share price of options exercised	29.22	25.26
Weighted average share price of options forfeited	29.18	29.19
Weighted average share price of options expired	$ 29.18	23.24
Weighted average share price of options outstanding, end of period		$ 29.22
Total intrinsic value of share option awards exercised | $	$ 6,000,000	$ 8,000,000
Weighted average share price at the dates of exercise	$ 48.88	$ 46.04
Maximum
share-based compensation
Exercise period	7 years